Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENT
The Company has categorized its assets and liabilities that are measured at fair value on a recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

•	Long-term debt excluding the fair value hedge - Fair values are based on quoted market values and so classified as Level 1 measurements.

•
Derivative financial instruments - Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates.

Recurring basis

The following table presents, for each of the fair value hierarchy levels, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	June 30, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$503	$—	$—	$503
Fiduciary funds (included within Fiduciary assets)	1,950	—	—	1,950
Derivative financial instruments	—	43	—	43
Total assets	$2,453	$43	$—	$2,496

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
	(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt (i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18
____________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	June 30, 2013		December 31, 2012
	Carrying amount	Fair value	Carrying amount	Fair value
	(millions)
Assets:
Derivative financial instruments	$43	$43	$31	$31
Liabilities:
Short-term debt	$17	$17	$15	$15
Long-term debt	2,326	2,509	2,338	2,576
Derivative financial instruments	14	14	—	—

27.	FAIR VALUE MEASUREMENTS

The Company has categorized its assets and liabilities that are measured at fair value on a recurring and non-recurring basis into a three-level fair value hierarchy, based on the reliability of the inputs used to determine fair value as follows:

•	Level 1: refers to fair values determined based on quoted market prices in active markets for identical assets;

•	Level 2: refers to fair values estimated using observable market based inputs or unobservable inputs that are corroborated by market data; and

•	Level 3: includes fair values estimated using unobservable inputs that are not corroborated by market data.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

Long-term debt excluding the fair value hedge-Fair values are based on quoted market values and so classified as Level 1 measurements.

Derivative financial instruments-Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates.

Recurring basis

The following table presents, for each of the fair-value hierarchy levels, the Company's assets and liabilities that are measured at fair value on a recurring basis.

	December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$500	$—	$—	$500
Fiduciary funds (included within Fiduciary assets)	1,796	—	—	1,796
Derivative financial instruments	—	31	—	31
Total assets	$2,296	$31	$—	$2,327
Liabilities at fair value:
Changes in fair value of hedged debt(i)	$—	$18	$—	$18
Total liabilities	$—	$18	$—	$18

_________________________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

	December 31, 2011
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Cash and cash equivalents	$436	$—	$—	$436
Fiduciary funds (included within Fiduciary assets)	1,688	—	—	1,688
Derivative financial instruments	—	52	—	52
Total assets	$2,124	$52	$—	$2,176
Liabilities at fair value:
Derivative financial instruments	$—	$11	$—	$11
Changes in fair value of hedged debt(i)	—	20	—	20
Total liabilities	$—	$31	$—	$31

_________________________________

(i)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	December 31,
	2012		2011
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Derivative financial instruments	$31	$31	$52	$52
Liabilities:
Short-term debt	$15	$15	$15	$15
Long-term debt	2,338	2,576	2,354	2,499
Derivative financial instruments	—	—	11	11

Non-recurring basis

The remeasurement of goodwill is classified as non-recurring level 3 fair value assessment due to the significance of unobservable inputs developed using company-specific information. The Company recognized an impairment charge in its North America reporting unit during 2012. The pre-tax impairment charge of $492 million was recognized as a result of the Company's annual goodwill impairment testing performed as of October 1, 2012, which reduced the carrying value of the North America reporting unit goodwill as of that date of $1,782 million to its implied fair value of $1,290 million.

The Company used the income approach to measure the fair value of the North America reporting unit which involves calculating the fair value of a reporting unit based on the present value of the estimated future cash flows. Cash flow projections were based on management's estimates of revenue growth rates and operating margins, taking into consideration industry and market conditions and the uncertainty related to the business's ability to execute on the projected cash flows. The discount rate used was based on the weighted-average cost of capital adjusted for the relevant risk associated with the market participant expectations of characteristics of the individual reporting units. The unobservable inputs used to fair value this reporting unit include projected revenue growth rates, profitability and the market participant assumptions within the discount rate.

The inputs used to measure the fair value of the intangibles assets of the North America reporting unit in step two of the impairment test were largely unobservable, and accordingly, are also classified as Level 3. The fair value was estimated using a multiple period excess earnings method, which is based on management's cash flow projections of revenue growth rates, operating margins and expected customer attrition, taking into consideration industry and market conditions. The discount rate used in the fair value calculations for the intangibles was based on a weighted average cost of capital adjusted for the relevant risk associated with those assets. The unobservable inputs used in these valuations include projected revenue growth rates, and the market participant assumptions within the discount rate. For more information on this impairment measured as a nonrecurring fair value adjustment, see Note 13 - Goodwill.